Share Capital And Equity Compensation - Summary of Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,682	1,682	2,303	3,731
Weighted average remaining contractual life of options outstanding (years)	9 months 18 days
Weighted average exercise price of options exercisable		$ 7.06
$4.55 - $5.00
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	579	579
Weighted average remaining contractual life of options outstanding (years)	6 months
Weighted average exercise price of options exercisable		$ 4.92
$4.55 - $5.00 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 4.55
$4.55 - $5.00 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 5.00
$8.05 - $11.07
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,103	1,103
Weighted average remaining contractual life of options outstanding (years)	1 year
Weighted average exercise price of options exercisable		$ 8.19
$8.05 - $11.07 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 8.05
$8.05 - $11.07 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 11.07